UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [ ]; Amendment Number: __
This Amendment (Check only one):    [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    K.A. MacGuire & Company, LLC
Address: 381 Boston Post Road
         Darien, Connecticut
         06820           USA

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Kevin MacGuire
Title: President and Chief Compliance Officer
Phone: 203-656-8173

Signature, Place, and Date of Signing:

   /s/ Kevin MacGuire       Darien, Connecticut             08/19/2008
------------------------  -----------------------   --------------------------
      [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0
Form 13F Information Table Entry Total:  45
Form 13F Information Table Value Total:  $166,357,000

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

                            Title of                  Value       Shrs or                Investment       Voting Authority
Name of Issuer               Class        Cusip      (x$1000)     Prn Amt.   Shr/Prn     Discretion       Sole       None
--------------               -----        -----      --------     --------   -------     ----------       ----       ----
ALR Technologies              com       001630102           5       33,500     shr          sole          33,500          -
Abbott Laboratories           com       002824100         391        7,298     shr          sole           7,298          -
Automatic Data                com       053015103       3,706       76,450     shr          sole          24,600     51,850
Axis Capital                  com       G0692U109       3,886       95,600     shr          sole          48,900     46,700
Bank of New York              com       064058100         338        8,149     shr          sole           2,489      5,660
Baxter Int'l.                 com       071813109       5,028       89,250     shr          sole          41,850     47,400
CVS Caremark                  com       126650100       5,186      142,265     shr          sole          74,565     67,700
Capital One Financial         com       14040H105       6,124       78,075     shr          sole          39,025     39,050
Carnival Corp.                com       143658300       4,441       91,050     shr          sole          45,650     45,400
Citigroup                     com       172967101       4,155       81,009     shr          sole          41,026     39,983
Comcast Corp.                 com       20030N101         675       24,000     shr          sole               -     24,000
Comcast Corp.                 com       20030N200       3,673      131,382     shr          sole          76,032     55,350
ConocoPhillips                com       20825C104         517        6,580     shr          sole           2,130      4,450
Currencyshares Euro           com       23130C108       2,247       16,560     shr          sole          10,310      6,250
Credit Suisse                 com       H3698D419         608        8,528     shr          sole           8,528          -
Discover Financial            com       254709108       1,084       38,019     shr          sole          19,869     18,150
Exxon Mobil                   com       30231G102      16,281      194,103     shr          sole          52,361    141,742
Factset Research              com       303075105       5,368       78,535     shr          sole          49,910     28,625
Freddie Mac                   com       313400301       4,124       67,948     shr          sole          38,448     29,500
General Dynamics              com       369550108       5,421       69,310     shr          sole          36,910     32,400
General Electric              com       369604103       6,558      171,324     shr          sole          91,324     80,000
Harrah's Entertainment        com       413619107       4,208       49,355     shr          sole          22,855     26,500
Ishares Oil Equip & Ser       com       464288844         230        4,000     shr          sole               -      4,000
JP Morgan Chase               com       46625H100       5,342      110,257     shr          sole          67,257     43,000
Johnson & Johnson             com       478160104         387        6,284     shr          sole           6,284          -
Lehman Bros.                  com       524908100       2,024       26,700     shr          sole          19,100      7,600
Microsoft                     com       594918104         236        8,000     shr          sole               -      8,000
Morgan Stanley                com       617446448       6,420       76,539     shr          sole          40,239     36,300
Nabors Industries             com       G6359F103       8,216      246,150     shr          sole         154,550     91,600
Pantry Inc                    com       698657103       3,671       79,630     shr          sole          40,730     38,900
Pepsico Inc.                  com       713448108       3,776       58,225     shr          sole          27,425     30,800
Proctor & Gamble              com       742718109       5,161       84,347     shr          sole          41,975     42,372
Royal Dutch Shell             com       780259206         341        4,200     shr          sole           4,200          -
SPDR 500 Tr.                  com       78462F103       4,860       32,310     shr          sole              10     32,300
SPDR Oil & Gas Tr.            com       78464A730         229        5,000     shr          sole               -      5,000
Schein, Henry                 com       806407102         267        5,000     shr          sole               -      5,000
Schlumberger, Ltd             com       806857108       8,510      100,187     shr          sole          63,487     36,700
Smith Int'l.                  com       832110100       2,718       46,350     shr          sole          14,250     32,100
Streettracks Gold Trust       com       863307104       4,261       66,300     shr          sole          32,900     33,400
3M Co.                        com       88579Y101       3,867       44,560     shr          sole          16,800     27,760
Tiffany & Co.                 com       886547108       4,852       91,450     shr          sole          38,050     53,400
U.S. Bancorp                  com       902973304       1,673       50,784     shr          sole          24,148     26,636
United Technologies           com       913017109       4,848       68,350     shr          sole          38,750     29,600
Walgreen                      com       931422109       3,517       80,775     shr          sole          44,075     36,700
Williams Cos.                 com       969457100       6,925      219,000     shr          sole         119,200     99,800